As filed with the Securities and Exchange Commission on
                          June 28, 2002


                              File Nos. 333-41461 and 811-08529

                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC 20549

                            FORM N-1A

                 REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933

                 Post-Effective Amendment No. 19


                               AND

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 22


                          MEMORIAL FUNDS
                    555 North Lane, Suite 6160
                   Conshohocken, PA 19428-2245
                          (888) 263-5593

                            Copies to:
                       Christopher W. Hamm
                    5847 San Felipe, Suite 875
                        Houston, TX 77057

                    Anthony C.J. Nuland, Esq.
                       Seward & Kissel, LLC
                        1200 G Street, NW
                      Washington, D.C. 20005

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _______, 2002 pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on ________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Shares of Government Bond
Fund, Growth Equity Fund and Value Equity Fund.

Parts A and B of the Registrant's Post-Effective Amendment No. 18 under the Securities Act of 1933, as amended, and Amendment No. 21 under the Investment Company Act of 1940, as amended, filed on April 30, 2002, are incorporated by reference herein. This Post-Effective Amendment is being filed for the purposes of filing a sub-adviser's Code of Ethics and updating its officer information in the Part C.

                              PART C
                        OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November
25, 1997 (Exhibit incorporated by reference as filed as Exhibit
(1) in initial Form N-1A on December 4, 1997, accession number
0001004402-97-000244).

(b) Not Applicable.

(c) See Sections 2.02, 2.04 and 2.06 of the Trust Instrument filed as Exhibit (a).

(d)(1) Investment Subadvisory Agreement between Registrant, Memorial Investment Advisors, Inc. and PPM America, Inc., dated as of January 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(1) in post-effective amendment No. 15 on March 1, 2001, accession number 0001004402-01-000072).

(2) Investment Subadvisory Agreement between Registrant,
Memorial Investment Advisors, Inc. and Davis Hamilton Jackson &
Associates, L.P., dated as of January 1, 2001(Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 15 on March 1, 2001, accession number 0001004402-01-000072).

(3) Investment Subadvisory Agreement between Registrant,
Memorial Investment Advisors, Inc. and Eagle Asset Management,
Inc. dated as of December 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(3) in post-effective amendment
No. 18 on April 30, 2002, accession number 0000919574-02-000919).


(4) Investment Advisory Agreement between Registrant and
Memorial Investment Advisors, Inc., dated as of January 1, 2001
(Exhibit incorporated by reference as filed as Exhibit (d)(4) in post-effective amendment No. 15 on March 1, 2001, accession number 0001004402-01-000072).

(e) Distribution Agreement between Registrant and InCap
Securities, Inc. dated as of October 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (e) in post-effective amendment No. 18 on April 30, 2002, accession number 000919574-02-000919).


(f) None.

(g) Form of Custodian Agreement between Registrant and Investors
Bank & Trust Company (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 7 on March 1,
2000, accession number 0001004402-00-000158).


(h)(1) Investment Services Agreement between Registrant and InCap Securities Company dated October 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (g)(l) in post-effective amendment No. 18 on April 30, 2002, accession number 0000919574-02-0000919.


(2) Shareholder Service Agreement between Registrant and
Memorial Group, Inc., dated June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 7 on March 1, 2000, accession number
0001004402-00-000158).


(3) Securities Lending Agency Agreement between Registrant and
Investors Bank & Trust Company dated January 31, 2000 (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 7 on March 1, 2000, accession number
0001004402-00-000158).

(i)(1) Opinion of counsel to Registrant (Exhibit incorporated by reference as filed as Exhibit (1) in post-effective amendment No.
1 on March 18, 1998, accession number 0001004402-98-000197).

(2) Consent of Seward & Kissel, LLP (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment
No. 4 on April 29, 1999, accession number 0001004402-99-000244).


(j) Independent Auditors' Consent - (Exhibit incorporated by reference as filed as Exhibit (j) in post-effective amendment No.
18 on April 30, 2002, accession number 0000919574-02-000919).


(k) None.

(l) Investment Representation letter of original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 1 on March 18,
1998, accession number 0001004402-98-000197).

(m) Rule 12b-1 Plan (Exhibit incorporated by reference as filed as Exhibit (m) in post-effective amendment No. 14 on November 7, 2000, accession number 0001004402-00-500007).

(n) 18f-3 Plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (o) in post-effective amendment
No. 4 on April 29, 1999, accession number 0001004402-99-000244).


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 8 on April 28, 2000, accession number
0001004402-00-000129).


(2) Code of Ethics adopted by PPM America, Inc. - Filed herewith.


(3) Code of Ethics adopted by Davis Hamilton Jackson &
Associates, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 8 on April 28,
2000, accession number 0001004402-00-000129).


(4) Code of Ethics adopted by Eagle Asset Management, Inc.
(Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 18 on April 30, 2002, accession number 0000919574-02-000919).


(5) Code of Ethics adopted by Memorial Investment Advisors,
Inc. (Exhibit incorporated by reference as filed as Exhibit
(p)(7) in post-effective amendment No. 14 on November 7, 2000, accession number 0001004402-00-500007).

(6) Code of Ethics adopted by InCap Securities, Inc.
(Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 18 on April 30, 2002, accession number 0000919574-02-000919.


Other Exhibits:

Power of Attorney of J.B. Goodwin (Exhibit incorporated by reference as filed as Other Exhibits in post-effective amendment
No. 18 on April 30, 2002, accession number 0000919574-02-000919).


Power of Attorney of Christopher W. Hamm (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

Power of Attorney of Robert Stillwell (Exhibit incorporated by reference as filed as Other Exhibits in post-effective amendment
No. 18 on April 30, 2002, accession number 0000919574-02-000919).


Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

None.

ITEM 25. INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02 INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words claim, action, suit, or proceeding shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words liability and expenses shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement;
(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4. STANDARD OF CARE

The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 4 of the Investment Company Services Agreement provides as follows:

SECTION 4. INDEMNIFICATION

     (a) InCap, its officers, employees, shareholders, and agents will be liable for any loss suffered by the Fund resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard on the part of InCap in the performance of its obligations and duties under this Agreement.

     (b) Any director, officer, employee, shareholder or agent of InCap, who may be or become an officer, trustee, employee or agent of the Fund, will be deemed, when rendering services to the Fund, or acting on any business of the Fund (other than services or business in connection with InCap' duties hereunder), to be rendering such services to or acting solely for the Fund and not as a director, officer, employee, shareholder or agent of, or under the control or direction of InCap even though such person may be receiving compensation from InCap.

     (c) The Fund agrees to indemnify and hold InCap harmless, together with its officers, employees, shareholders and agents from and against any and all claims, demands, expenses and liabilities (whether with or without basis in fact or law) of any and every nature which InCap may sustain or incur or which may be asserted against InCap by any person by reason of, or as a result of:

     (i) any action taken or omitted to be taken by InCap except claims, demands, expenses and liabilities arising from willful misfeasance, bad faith, negligence or reckless disregard on the part of InCap in the performance of its obligations and duties under this Agreement; or

     (ii) any action taken or omitted to be taken by InCap in reliance upon any Certificate, instrument, order or stock certificate or other document reasonably believed by InCap to be genuine and signed, countersigned or executed by any duly authorized person, upon the Oral Instructions or Written Instructions of an authorized person of the Fund, or upon the written opinion of legal counsel for the Fund or InCap; or

     (iii) the offer or sale of shares of the Fund to any person, natural or otherwise, which is in violation of any state or federal law.

     If a claim is made against InCap as to which InCap may seek indemnity under this Section, InCap will notify the Fund promptly after receipt of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and will notify the Fund promptly of any action commenced against InCap within ten (10) days after InCap has been served with a summons or other legal process. Failure to notify the Fund will not, however, relieve the Fund from any liability which it may have on account of the indemnity under this Section so long as the Fund has not been prejudiced in any material respect by such failure.

     The Fund and InCap will cooperate in the control of the defense of any action, suit or proceeding in which InCap is involved and for which indemnity is being provided by the Fund to InCap. The Fund may negotiate the settlement of any action, suit or proceeding subject to InCap's approval, which will not be unreasonably withheld. InCap reserves the right, but not the obligation, to participate in the defense or settlement of a claim, action or proceeding with its own counsel. Costs or expenses incurred by InCap in connection with, or as a result of such participation, will be borne solely by the Fund if:

     (i) InCap has received an opinion of counsel from counsel to the Fund stating that the use of counsel to the Fund by InCap would present an impermissible conflict of interest;

     (ii) the defendants in, or targets of, any such action or proceeding include both InCap and the Fund, and legal counsel to InCap has reasonably concluded that there are legal defenses available to it which are different from or additional to those available to the Fund or which may be adverse to or inconsistent with defenses available to the Fund (in which case the Fund will not have the right to direct the defense of such action on behalf of InCap); or

     (iii) the Fund authorizes InCap to employ separate counsel at the expense of the Fund.

     (d) The terms of this Section will survive the termination of this Agreement.

Section 12 of the Distribution Agreement provides:

SECTION 12. INDEMNIFICATION OF DISTRIBUTOR

     The Fund shall indemnify and hold harmless the Distributor against any and all liabilities, losses, damages, claims and expenses (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) which the Distributor may incur or be required to pay hereafter, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which the Distributor may be involved as a party or otherwise or with which the Distributor may be threatened, by reason of the offer or sale of the Fund shares prior to the effective date of this Agreement.

     Any director, officer, employee, shareholder or agent of the Distributor who may be or become an officer, Director, employee or agent of the Fund, shall be deemed, when rendering services to the Fund or acting on any business of the Fund (other than services or business in connection with the Distributor's duties hereunder), to be rendering such services to or acting solely for the Fund and not as a director, officer, employee, shareholder or agent, or one under the control or direction of the Distributor, even though receiving a salary from the Distributor.

     The Fund agrees to indemnify and hold harmless the Distributor, and each person, who controls the Distributor within the meaning of Section 15 of the 1933 Act, or Section 20 of the Securities Exchange Act of 1934, as amended ("1934 Act"), against any and all liabilities, losses, damages, claims and expenses, joint or several (including, without limitation, reasonable attorneys' fees and disbursements and investigation expenses incident thereto) to which they, or any of them, may become subject under the 1933 Act, the 1934 Act, the 1940 Act or other Federal or state laws or regulations, at common law or otherwise, insofar as such liabilities, losses, damages, claims and expenses (or actions, suits or proceedings in respect thereof) arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in a Prospectus, Statement of Additional Information, supplement thereto, sales literature or other written information prepared by the Fund and provided by the Fund to the Distributor for the Distributor's use hereunder, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading. The Distributor (or any person controlling the Distributor) shall not be entitled to indemnity hereunder for any liabilities, losses, damages, claims or expenses (or actions, suits or proceedings in respect thereof) resulting from (i) an untrue statement or omission or alleged untrue statement or omission made in the Prospectus, Statement of Additional Information, or supplement, sales or other literature, in reliance upon and in conformity with information furnished in writing to the Fund by the Distributor specifically for use therein or (ii) the Distributor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations in the performance of this Agreement.

     The Distributor agrees to indemnify and hold harmless the Fund, and each person who controls the Fund within the meaning of
Section 15 of the 1933 Act, or Section 20 of the 1934 Act, against any and all liabilities, losses, damages, claims and expenses, joint or several (including, without limitation reasonable attorneys' fees and disbursements and investigation expenses incident thereto) to which they, or any of them, may become subject under the 1933 Act, the 1934 Act, the 1940 Act or other Federal or state laws, at common law or otherwise, insofar as such liabilities, losses, damages, claims or expenses arise out of or relate to any untrue statement or alleged untrue statement of a material fact contained in the Prospectus or Statement of Additional Information or any supplement thereto, or arise out of or relate to any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if based upon information furnished in writing to the Fund by the Distributor specifically for use therein.

     A party seeking indemnification hereunder (the "Indemnitee") shall give prompt written notice to the party from whom indemnification is sought ("Indemnitor") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to indemnity under this Section; provided, however, that failure to notify the Indemnitor of such written assertion or claim shall not relieve the Indemnitor of any liability arising from this Section. The Indemnitor shall be entitled, if it so elects, to assume the defense of any suit brought to enforce a claim subject to this Indemnity and such defense shall be conducted by counsel chosen by the Indemnitor and satisfactory to the Indemnitee; provided, however, that if the defendants include both the Indemnitee and the Indemnitor, and the Indemnitee shall have reasonably concluded that there may be one or more legal defenses available to it which are different from or additional to those available to the Indemnitor ("conflict of interest"), the Indemnitor shall not have the right to elect to defend such claim on behalf of the Indemnitee, and the Indemnitee shall have the right to select separate counsel to defend such claim on behalf of the Indemnitee. In the event that the Indemnitor elects to assume the defense of any suit pursuant to the preceding sentence and retains counsel satisfactory to the Indemnitee, the Indemnitee shall bear the fees and expenses of additional counsel retained by it, except for reasonable investigation costs which shall be borne by the Indemnitor. If the Indemnitor (i) does not elect to assume the defense of a claim, (ii) elects to assume the defense of a claim but chooses counsel that is not satisfactory to the Indemnitee or (iii) has no right to assume the defense of a claim because of a conflict of interest, the Indemnitor shall advance or reimburse the Indemnitee, at the election of the Indemnitee, reasonable fees and disbursements of any counsel retained by Indemnitee, including reasonable investigation costs.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Eagle Asset Management, Inc.

The descriptions of Eagle Asset Management Inc. (Eagle) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Government Bond Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Eagle, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Eagle in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-21343) and is incorporated by reference herein.

(b) Davis Hamilton Jackson & Associates, L.P.
The descriptions of Davis Hamilton Jackson & Associates, L.P.,
(DHJA) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Growth Equity Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

The following are the directors and officers of DHJA Two Houston
Center, 909 Fannin, Suite 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.

NAME                        TITLE        BUSINESS CONNECTION

Jack R. Hamilton         President and
                         Limited Partner      DHJA

Robert C. Davis          Secretary and
                         Limited Partner      DHJA

Alfred Jackson           Limited Partner      DHJA

Carla J. Evans           Vice President -
                         Administration       DHJA

Jeffrey L. Sarff         Chief Operating
                         Officer and
                         Limited Partner      DHJA
J. Patrick Clegg         Limited Partner      DHJA

James P. Webb            Limited Partner      DHJA

Catherine S. Woodruff    Limited Partner      DHJA

(c) PPM America, Inc.

The descriptions of PPM America, Inc. (PPM) under the caption Management-Adviser in the Prospectus and Statement of Additional Information relating to Value Equity Fund, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Reference is made to PPM's most recent Form ADV, File No.
801-40783, and schedules thereto on file with the Securities and Exchange Commission for a description of the names and employment of the directors and officers of PPM and other required information.


(e) Memorial Investment Advisors, Inc.

The descriptions of Memorial Investment Advisors, Inc. under the caption Management-Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

The following are the directors and officers of Memorial
Investment Advisors, Inc., 5847 San Felipe, Suite 875 Houston, TX
77057, including any business connections of a substantial nature, which they have had in the past two (2) years. Unless otherwise indicated, the address of each company listed is 5847
San Felipe, Suite 875, Houston, TX 77057.

NAME                      TITLE             BUSINESS CONNECTION

Christopher W. Hamm      President          Memorial Investment
                                            Advisors, Inc.
                         President          CapRock Financial Group
                         President          CapRock Management Corp.
                         President          Memorial Group, Inc.
                         President          Service Financial Group,
                                            Inc.
                         Director           Cypress Mortgage Corp.,
                                            Austin, Texas
                         Director           Hamm Corp.

Larry O. Knowles         Vice President     Memorial Investment
                         and Chief          Advisors, Inc.
                         Financial Officer
                         Vice President     Memorial Group, Inc.
                         Vice President     Service Financial Group,
                                            Inc.

Kathryn P. Harrison      Compliance         Memorial Investment
                         Officer            Advisors, Inc.
                         Compliance         Beutel Goodman
                         Administrator      Capital Management, Inc.

Amy Kitchell             Director of        Memorial Investment
                         Marketing          Investment Advisors, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) InCap Securities, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The AMIDEX Funds, Inc.
The Commonwealth International Series Trust Funds
The Community Reinvestment Act Qualified Investment Fund
The Henssler Equity Fund
Meehan Focus Fund

(b) The following officers of InCap Securities, Inc., 555
North Lane, Suite 6160, Conshohocken, PA 19428-2245,

                      POSITION WITH      POSITION WITH
NAME                  UNDERWRITER        REGISTRANT

James F. McNatt       President and       None
                      Director

Linda K. Coyne        Secretary and
                      Assistant
                      Treasurer           None

David F. Ganley       Senior Vice
                      President,
                      Treasurer and       Secretary
                      Director

Terence P. Smith      Director            Vice President

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Memorial Funds, 555 North Lane, Suite 6160, Conshohocken, PA 19428-2245. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

None.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Conshohocken, State of Pennsylvania on June 28, 2002.


                          MEMORIAL FUNDS

                  Christopher W. Hamm, President


                                  /S/ CHRISTOPHER W. HAMM
                                  -------------------------




Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on June 28, 2002.


(a) Principal Executive Officer


                                  /S/ CHRISTOPHER W. HAMM
                                  -------------------------
                                  Christopher W. Hamm, President

(b) Treasurer


                                /S/ Paul Mickle
                                ---------------------------
                                Paul Mickle, Treasurer

(c) All of the Trustees


                                /S/ CHRISTOPHER W. HAMM
                                ----------------------------
                                Christopher W. Hamm, Trustee

J.B. Goodwin, Trustee*
Robert Stillwell, Trustee*

     /s/ Terence P. Smith
By: -------------------------
         Terence P. Smith
         Attorney-in-Fact*


* Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                        INDEX TO EXHIBITS


(p)(2)       Code of Ethics adopted by PPM America, Inc.


04014.0001 #330952